Federated Hermes Intermediate Corporate Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
Bloomberg US Intermediate Credit Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.01%	1.39%	2.44%
Lipper Corporate Debt Funds BBB-Rated Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.08%	0.09%	2.04%
IS
Prospectus [Line Items]
Average Annual Return, Percent		3.89%	1.22%	2.31%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.19%	(0.06%)	0.92%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	0.40%	1.18%
SS
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	0.99%	2.06%
R6
Prospectus [Line Items]
Average Annual Return, Percent		4.04%	1.25%	2.32%

[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[2]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[3]	The Bloomberg US Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years.
[4]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.